Investment Securities, Concentrations (Details) - Stockholders' Equity [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	$ 96,320
Fair value	93,630
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	200,717
Fair value	193,767
Federal Home Loan Bank NY [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	69,976
Fair value	68,969
Small Business Administration [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	58,376
Fair value	56,475
Federal Farm Credit Bureau [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized cost	49,992
Fair value	$ 49,066